Consolidated Investment Entities - Fair Value Hierarchy (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Assets Liabilities Quantitative Information [Line Items]
Assets		$ 6,931.3	$ 5,160.2
Liabilities		3,829.4	2,057.1
Measured at fair value on a recurring basis
Fair Value Assets Liabilities Quantitative Information [Line Items]
Assets	7,896.6	6,931.3
Liabilities	4,627.1	3,829.4
Measured at fair value on a recurring basis | VIEs | Cash and Cash Equivalents
Fair Value Assets Liabilities Quantitative Information [Line Items]
Assets	238.4	360.6	98.3
Measured at fair value on a recurring basis | VIEs | Corporate Loans
Fair Value Assets Liabilities Quantitative Information [Line Items]
Assets	4,670.9	3,559.3	2,162.9
Measured at fair value on a recurring basis | VIEs | Collateralized Debt Obligations
Fair Value Assets Liabilities Quantitative Information [Line Items]
Liabilities	4,627.1	3,829.4	2,057.1
Measured at fair value on a recurring basis | VOEs | Cash and Cash Equivalents
Fair Value Assets Liabilities Quantitative Information [Line Items]
Assets	75.0	80.2	38.7
Measured at fair value on a recurring basis | VOEs | Limited partnerships/corporations
Fair Value Assets Liabilities Quantitative Information [Line Items]
Assets	2,912.3	2,931.2	2,860.3
Level 1 | Measured at fair value on a recurring basis
Fair Value Assets Liabilities Quantitative Information [Line Items]
Assets	313.4	440.8	137.0
Liabilities	0	0	0
Level 1 | Measured at fair value on a recurring basis | VIEs | Cash and Cash Equivalents
Fair Value Assets Liabilities Quantitative Information [Line Items]
Assets	238.4	360.6	98.3
Level 1 | Measured at fair value on a recurring basis | VIEs | Corporate Loans
Fair Value Assets Liabilities Quantitative Information [Line Items]
Assets	0	0	0
Level 1 | Measured at fair value on a recurring basis | VIEs | Collateralized Debt Obligations
Fair Value Assets Liabilities Quantitative Information [Line Items]
Liabilities	0	0	0
Level 1 | Measured at fair value on a recurring basis | VOEs | Cash and Cash Equivalents
Fair Value Assets Liabilities Quantitative Information [Line Items]
Assets	75.0	80.2	38.7
Level 1 | Measured at fair value on a recurring basis | VOEs | Limited partnerships/corporations
Fair Value Assets Liabilities Quantitative Information [Line Items]
Assets	0	0	0
Level 2 | Measured at fair value on a recurring basis
Fair Value Assets Liabilities Quantitative Information [Line Items]
Assets	4,670.9	3,559.3	2,162.9
Liabilities	0	0	0
Level 2 | Measured at fair value on a recurring basis | VIEs | Cash and Cash Equivalents
Fair Value Assets Liabilities Quantitative Information [Line Items]
Assets	0	0	0
Level 2 | Measured at fair value on a recurring basis | VIEs | Corporate Loans
Fair Value Assets Liabilities Quantitative Information [Line Items]
Assets	4,670.9	3,559.3	2,162.9
Level 2 | Measured at fair value on a recurring basis | VIEs | Collateralized Debt Obligations
Fair Value Assets Liabilities Quantitative Information [Line Items]
Liabilities	0	0	0
Level 2 | Measured at fair value on a recurring basis | VOEs | Cash and Cash Equivalents
Fair Value Assets Liabilities Quantitative Information [Line Items]
Assets	0	0	0
Level 2 | Measured at fair value on a recurring basis | VOEs | Limited partnerships/corporations
Fair Value Assets Liabilities Quantitative Information [Line Items]
Assets	0	0	0
Level 3 | Measured at fair value on a recurring basis
Fair Value Assets Liabilities Quantitative Information [Line Items]
Assets	2,912.3	2,931.2	2,860.3
Liabilities	4,627.1	3,829.4	2,057.1
Level 3 | Measured at fair value on a recurring basis | VIEs | Cash and Cash Equivalents
Fair Value Assets Liabilities Quantitative Information [Line Items]
Assets	0	0	0
Level 3 | Measured at fair value on a recurring basis | VIEs | Corporate Loans
Fair Value Assets Liabilities Quantitative Information [Line Items]
Assets	0	0	0
Level 3 | Measured at fair value on a recurring basis | VIEs | Collateralized Debt Obligations
Fair Value Assets Liabilities Quantitative Information [Line Items]
Liabilities	4,627.1	3,829.4	2,057.1
Level 3 | Measured at fair value on a recurring basis | VOEs | Cash and Cash Equivalents
Fair Value Assets Liabilities Quantitative Information [Line Items]
Assets	0	0	0
Level 3 | Measured at fair value on a recurring basis | VOEs | Limited partnerships/corporations
Fair Value Assets Liabilities Quantitative Information [Line Items]
Assets	$ 2,912.3	$ 2,931.2	$ 2,860.3